Stock-based compensation	12 Months Ended
Mar. 31, 2012
Stock-based compensation [Abstract]
Stock-based compensation

27. Stock-based compensation

a) Stock-based compensation expenses

Stock-based compensation expenses included in general and administrative expenses are as follows:

Year ended March 31,	2012	2011	2010
Share option plan (note 27(b))	$1,373	$1,455	$2,135
Senior executive stock option plan (note 27(c))	(2,878)	2,878	–
Deferred performance share unit plan (note 27(d))	–	(44)	123
Restricted share unit plan (note 27(e))	733	1,603	1,010
Director’s deferred stock unit plan (note 27(f))	(1,747)	1,484	2,002
Stock award plan (note 27(g))	256	780	–
	$(2,263)	$8,156	$5,270

b) Share option plan

Under the 2004 Amended and Restated Share Option Plan, which was approved and became effective in 2006, directors, officers, employees and certain service providers to the Company are eligible to receive stock options to acquire voting common shares in the Company. Each stock option provides the right to acquire one common share in the Company and expires ten years from the grant date or on termination of employment. Options may be exercised at a price determined at the time the option is awarded, and vest as follows: no options vest on the award date and twenty percent vest on each subsequent anniversary date.

	Number of options	Weighted average exercise price $ per share
Outstanding at March 31, 2009	2,071,884	7.53
Granted	375,700	8.88
Exercised(i)	(10,800)	4.90
Options settled for cash	(95,720)	4.95
Forfeited	(90,260)	8.53
Outstanding at March 31, 2010	2,250,804	7.84
Granted	260,000	9.77
Exercised(i)	(193,250)	4.98
Forfeited	(120,080)	10.30
Modified (ii)	(550,000)	5.00
Outstanding at March 31, 2011	1,647,474	9.25
Granted	287,700	6.56
Exercised(i)	(8,480)	4.15
Forfeited	(91,900)	10.42
Outstanding at March 31, 2012	1,834,794	8.79
(i)	All stock options exercised resulted in new common shares being issued (note 18(a));
(ii)	550,000 stock options were modified as senior executive stock options on September 22, 2010 (note 27(c)).

Cash received from the option exercises for the year ended March 31, 2012 was $35 (2011—$963; 2010 – $53). Cash paid for options settled for cash for the year ended March 31, 2012 was $nil (2011 – $nil; 2010 – $244).The total intrinsic value of options exercised, calculated as market value at the exercise date less exercise price, multiplied by the number of units exercised, for the years ended March 31, 2012, 2011 and 2010 was $48, $1,084 and $277, respectively.

The following table summarizes information about stock options outstanding at March 31, 2012:

	Options outstanding			Options exercisable
Exercise price	Number	Weighted average remaining life	Weighted average exercise price	Number	Weighted average remaining life	Weighted average exercise price
$3.69	127,320	6.7 years	$3.69	73,840	6.7 years	$3.69
$5.00	437,294	2.7 years	$5.00	437,294	2.7 years	$5.00
$6.56	277,100	9.7 years	$6.56	–	–	–
$8.28	130,000	7.2 years	$8.28	52,000	7.2 years	$8.28
$8.58	60,000	8.5 years	$8.58	12,000	8.5 years	$8.58
$9.33	159,280	7.9 years	$9.33	64,720	7.9 years	$9.33
$10.13	174,480	8.7 years	$10.13	35,440	8.7 years	$10.13
$13.21	75,000	5.8 years	$13.21	60,000	5.8 years	$13.21
$13.50	201,560	5.7 years	$13.50	161,720	5.7 years	$13.50
$15.37	40,000	6 years	$15.37	32,000	6 years	$15.37
$16.01	75,000	6 years	$16.01	45,000	6 years	$16.01
$16.46	50,000	6 years	$16.46	30,000	6 years	$16.46
$16.75	27,760	4.5 years	$16.75	27,760	4.5 years	$16.75
	1,834,794	6.3 years	$8.79	1,031,774	4.8 years	$8.82

At March 31, 2012, the weighted average remaining contractual life of outstanding options is 6.3 years (March 31, 2011 – 6.8 years). The fair value of options vested during the year ended March 31, 2012 was $1,652 (March 31, 2011 – $1,892). At March 31, 2012, the Company had 1,031,774 exercisable options (March 31, 2011 – 830,482) with a weighted average exercise price of $8.82 (March 31, 2011 – $8.52).

At March 31, 2012, the total compensation costs related to non-vested awards not yet recognized was $2,655 (March 31, 2011 – $2,973) and these costs are expected to be recognized over a weighted average period of 3.2 years (March 31, 2011 – 3.4 years).

The fair value of each option granted by the Company was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

Year ended March 31,	2012	2011	2010
Number of options granted	287,700	260,000	375,700
Weighted average fair value per option granted ($)	4.38	6.79	6.25
Weighted average assumptions:
Dividend yield	Nil%	Nil%	Nil%
Expected volatility	75.22%	78.59%	76.27%
Risk-free interest rate	1.32%	2.65%	3.39%
Expected life (years)	6.3	6.1	6.5

The Company uses company specific historical data to estimate the expected life of the option, such as employee option exercise and employee post-vesting departure behaviour.

c) Senior executive stock option plan

On September 22, 2010, the Company modified a senior executive employment agreement to allow the option holder the right to settle options in cash which resulted in 550,000 stock options (senior executive stock options) changing classification from equity to a long term liability. The liability is measured at fair value using the Black-Scholes model at the modification date and subsequently at each period end date. Previously recognized compensation cost related to the senior executive stock option plan of $2,237 was transferred from additional paid-in capital to the senior executive stock option liability on the modification date. The fair value of the compensation liability is calculated using the Black-Scholes model at each period end. Changes in fair value of the liability are recognized in the Consolidated Statements of Operations.

The weighted average assumptions used in estimating the fair value of the senior executive stock options as at March 31, 2012 are as follows:

Year ended March 31,	2012	2011
Number of senior executive stock options	550,000	550,000
Weighted average fair value per option granted ($)	2.40	9.3
Weighted average assumptions:
Dividend yield	Nil%	Nil%
Expected volatility	74.99%	76.74%
Risk-free interest rate	0.54%	1.77%
Expected life (years)	3.11	4.10

d) Deferred performance share unit plan

The company has no outstanding Deferred Performance Share Units (“DPSUs”) at this time. DPSUs were granted each fiscal year with respect of services to be provided in that fiscal year and the following two fiscal years. The DPSUs vested the end of a three-year term and were subject to the performance criteria approved by the Compensation Committee of the Board of Directors at the date of grant. Such performance criterion included the passage of time and was based upon return on invested capital calculated as operating income divided by average operating assets. The maturity date for such DPSUs was the last day of the third fiscal year following the grant date. At the maturity date, the Compensation Committee assesses the participant against the performance criteria and determines the number of DPSUs that were earned (earned DPSUs).

The settlement of the participant’s entitlement was made at the Company’s option either in cash, in an amount equivalent to the number of earned DPSUs multiplied by the fair market value of the Company’s common shares as determined by the volume weighted average trading price of the Company’s common shares for the five trading days immediately preceding the date of maturity, or in a number of common shares equal to the number of earned DPSUs. If settled in common shares, the common shares were purchased on the open market or through the issuance of shares from treasury.

The fair value of each unit under the DPSU Plan was estimated on the date of the grant using Black-Scholes option pricing model. There were no DPSUs granted in fiscal 2011 and 2012. The weighted average assumptions used in estimating the fair value of the share options issued under the DPSU Plan during the year ended March 31, 2010 is as follows:

Number of units granted	908,165
Weighted average fair value per unit granted ($)	4.71
Weighted average assumptions:
Dividend yield	Nil%
Expected volatility	96.89%
Risk-free interest rate	1.47%
Expected life (years)	3.00

Number of units
Outstanding at March 31, 2009	91,005
Granted	908,165
Forfeited	(102,671)
Converted to RSUs (note 27(e))	(389,204)
Outstanding at March 31, 2010	507,295
Forfeited	(74,776)
Outstanding at March 31, 2011	432,519
Expired	(41,117)
Converted to RSUs (note 27(e))	(391,402)
Outstanding at March 31, 2012	–

On April 1, 2011, the Company converted 262,737 and 128,665 Deferred Performance Share Units (“DPSUs”) into Restricted Share Units (“RSUs”) for the April 1, 2009 and March 31, 2010 grants at a conversion factor of 50% and 75% respectively (note 27(e)).

At March 31, 2012 there were nil outstanding DPSUs. At March 31, 2011, there were 111,020 units vested and the weighted average remaining contractual life of outstanding DPSU units was 1.2 years. Compensation expense was adjusted based upon management’s assessment of performance against return on invested capital targets and the ultimate number of units expected to be issued. As at March 31, 2011, there was approximately $242 of total unrecognized compensation cost related to non-vested share-based payment arrangements under the DPSU Plan, which was expected to be recognized over a weighted average period of 1.2 years and was subject to performance adjustments. On December 18, 2009, the Company converted 26,059 and 363,145 DPSUs into RSUs for the April 1, 2008 and April 1, 2009 grants respectively at a conversion factor of 80% (note 27(e)).

e) Restricted share unit plan

Restricted Share Units (“RSUs”) are granted each fiscal year with respect to services to be provided in that fiscal year and the following two fiscal years. The RSUs vest at the end of a three–year term. The Company classifies RSUs as a liability as the Company has the ability and intent to settle the awards in cash.

Compensation expense is calculated based on the number of vested shares multiplied by the fair market value of each RSU as determined by the volume weighted average trading price of the Company’s common shares for the five trading days immediately preceding the day on which the fair market value is to be determined. The Company recognizes compensation expense over the three-year term of the RSU in the Consolidated Statements of Operations.

On April 1, 2011, the Company converted the April 1, 2009 and March 31, 2010 DPSUs (note 27(d)) into RSUs at a conversion factor of 50% and 75% respectively. On December 18, 2009, the Company converted certain middle manager’s DPSUs (note 27(d)) into RSUs at a conversion factor of 80%.

Number of units
Outstanding at March 31, 2009	–
Converted from DPSUs (note 27(d))	311,358
Granted	169,489
Forfeited	(12,032)
Outstanding at March 31, 2010	468,815
Forfeited	(86,339)
Outstanding at March 31, 2011	382,476
Granted	695,086
Settled	(27,850)
Forfeited	(102,022)
Converted from DPSUs (note 27(d))	227,875
Outstanding at March 31, 2012	1,175,565

At March 31, 2012, the $2,066 current portion of RSU liabilities were included in accrued liabilities (March 31, 2011 - $nil) and long term portion of RSU liabilities of $1,104 were included in other long term obligations (March 31, 2011 — $2,633) in the Consolidated Balance Sheets. During the year ended March 31, 2012, 27,850 units vested and were settled in cash for $318.

At March 31, 2012, there were 329,901 units vested and the redemption value of these units was $4.91/unit (March 31, 2011 – $11.96/unit). At March 31, 2012, the weighted average remaining contractual life of the RSUs outstanding was 1.4 years (March 31, 2011 – 1.3 years).

Using the redemption value of $4.91/unit at March 31, 2012, there was approximately $2,576 of total unrecognized compensation cost related to non–vested share–based payment arrangements under the RSU Plan and these costs are expected to be recognized over the weighted average remaining contractual life of the RSUs of 1.4 years (March 31, 2011 – 1.3 years). On approval of the RSU Plan in 2009, the Company reclassified $20 from additional paid-in capital to restricted share unit liability related to the conversion of those employees converted from the DPSU Plan to the RSU Plan.

f) Director’s deferred stock unit plan

On November 27, 2007, the Company approved a Directors’ Deferred Stock Unit (“DDSU”) Plan, which became effective January 1, 2008. Under the DDSU Plan, non–officer directors of the Company receive 50% of their annual fixed remuneration (which is included in general and administrative expenses) in the form of DDSUs and may elect to receive all or a part of their annual fixed remuneration in excess of 50% in the form of DDSUs. The number of DDSUs to be credited to the participants deferred unit account is determined by dividing the amount of the participant’s deferred remuneration by the Canadian Dollar equivalent of the volume weighted average trading price of the Company’s common shares for the five trading days immediately preceding the date that participants’ remuneration becomes payable. The DDSUs vest immediately upon issuance and are only redeemable upon death or retirement of the participant for cash determined by the market price of the Company’s common shares for the five trading days immediately preceding death or retirement. Directors, who are not US taxpayers, may elect to defer the redemption date until a date no later than December 1st of the calendar year following the year in which the retirement or death occurred.

Number of units
Outstanding at March 31, 2009	139,691
Issued	123,575
Outstanding at March 31, 2010	263,266
Issued	73,752
Outstanding at March 31, 2011	337,018
Issued	128,248
Outstanding at March 31, 2012	465,266

At March 31, 2012, the redemption value of these units was $4.91/unit (March 31, 2011 – $11.96/unit). There is no unrecognized compensation expense related to the DDSUs, since these awards vest immediately when issued.

g) Stock award plan

On September 24, 2009, the Chief Executive Officer’s (CEO) employment agreement was extended by the Board of Directors for a further period of two years, to May 8, 2012. In addition to the existing conditions in his employment agreement, as of September 24, 2010, the effective date, the CEO was granted the right to receive 150,000 common shares of the Company as follows:

•	50,000 shares on May 8, 2011;

•	50,000 shares on November 8, 2011; and

•	50,000 shares on May 8, 2012.

These shares, or at the discretion of the company, the cash equivalent thereof, will be awarded to the CEO provided he remains employed on the award dates above.

The CEO’s entitlement, upon the above release dates, shall be settled in common shares purchased on the open market or through the issuance of common shares from treasury, in each case net of required withholdings. The CEO’s entitlement may be settled with newly issued common shares from treasury, if all necessary shareholder approvals and regulatory approvals, if any, are obtained. The Company has no intention to settle in cash.

The estimate of the fair value of the stock award on the grant date is equal to the market price of the Company’s common shares.

During the year ended March 31, 2012, 100,000 stock awards vested and were settled in common shares purchased on the open market for $822. The weighted average remaining contractual life of outstanding Stock Award Plan units is 0.1 years (March 31, 2011 – 0.6 years). As at March 31, 2012, there was approximately $14 (March 31, 2011 – $270) of total unrecognized compensation cost related to non–vested share–based payment arrangements under the stock award plan, which is expected to be recognized over a weighted average period of 0.1 years (March 31, 2011 – 0.6 years).